Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Cash
Cash on hand	$ 353		$ 463
Bank deposits	9,433		10,575
Cash	9,786		11,038
Cash equivalents (investments with maturities of less than three months)
Commercial paper	20,110		6,144
Negotiable certificates of deposit	1,700		7,600
Time deposits	2,451		2,863
Repurchase agreements collateralized by bonds	3		0
Cash equivalents	24,264		16,607
Cash and cash equivalents	$ 34,050	$ 1,138	$ 27,645	$ 924	$ 28,825	$ 31,100